As filed with the U.S. Securities and Exchange Commission on November 15, 2011

Securities Act File No. 002-58521

Investment Company Act File No. 811-02739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 40

(Check appropriate box or boxes)

BLACKROCK BASIC VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Basic Value Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

This filing relates solely to BlackRock Basic Value Fund, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on November 15, 2011.

BlackRock Basic Value Fund, Inc. (Registrant)

By:	/s/ JOHN PERLOWSKI
(John Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN PERLOWSKI John Perlowski	President and Chief Executive Officer (Principal Executive Officer)	November 15, 2011

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	November 15, 2011

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

JOHN F. O’BRIEN* (John F. O’Brien)	Director

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

DAVID H. WALSH* (David H. Walsh)	Director

FRED G. WEISS* (Fred G. Weiss)	Director

PAUL L. AUDET* (Paul L. Audet)	Director

LAURENCE D. FINK* (Laurence D. Fink)	Director

HENRY GABBAY* (Henry Gabbay)	Director

*By:	/s/ BEN ARCHIBALD	November 15, 2011
Ben Archibald (Attorney-in-Fact)

SIGNATURES

Master Basic Value LLC has duly caused this Registration Statement of BlackRock Basic Value Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on November 15, 2011.

Master Basic Value LLC (Registrant)

By:	/s/ JOHN PERLOWSKI
(John Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN PERLOWSKI John Perlowski	President and Chief Executive Officer (Principal Executive Officer)	November 15, 2011

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	November 15, 2011

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

JOHN F. O’BRIEN* (John F. O’Brien)	Director

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

DAVID H. WALSH* (David H. Walsh)	Director

FRED G. WEISS* (Fred G. Weiss)	Director

PAUL L. AUDET* (Paul L. Audet)	Director

LAURENCE D. FINK* (Laurence D. Fink)	Director

HENRY GABBAY* (Henry Gabbay)	Director

*By:	/s/ BEN ARCHIBALD	November 15, 2011
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase